Summary of Significant Accounting Policies - Summary of Effect of Changes in Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Assets [Abstract]
Prepayments and other current assets	¥ 30,401	$ 4,407		¥ 46,670
Operating lease right-of-use assets	33,756	4,894		0
Liabilities [Abstract]
Operating lease liabilities (current)	18,133	2,629		0
Operating lease liabilities (non-current)	6,959	1,009		0
Accrued Liabilities And Other Current Liabilities	¥ 75,333	$ 10,922		¥ 85,305
Previously Reported [Member]
Assets [Abstract]
Prepayments and other current assets			¥ 46,670
Operating lease right-of-use assets			0
Liabilities [Abstract]
Operating lease liabilities (current)			0
Operating lease liabilities (non-current)			0
Accrued Liabilities And Other Current Liabilities			(85,305)
Adjustment [Member]
Assets [Abstract]
Prepayments and other current assets			(86)
Operating lease right-of-use assets			15,773
Liabilities [Abstract]
Operating lease liabilities (current)			(8,845)
Operating lease liabilities (non-current)			(10,306)
Accrued Liabilities And Other Current Liabilities			3,464
Adjusted [Member]
Assets [Abstract]
Prepayments and other current assets			46,584
Operating lease right-of-use assets			15,773
Liabilities [Abstract]
Operating lease liabilities (current)			(8,845)
Operating lease liabilities (non-current)			(10,306)
Accrued Liabilities And Other Current Liabilities			¥ (81,841)